Debt and Capital Structure - Schedule of Long-Term Debt (Detail) $ in Millions, $ in Billions	Oct. 20, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs		$ 286			$ (69)
Long-Term Debt		12,986			7,441
Less: Current Portion		545			0
Long-Term Portion		12,441			7,441
The Arrangement
Disclosure of detailed information about borrowings [line items]
Debt premiums		369
U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-Term Debt	$ 7.4
U.S. Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-Term Debt			$ 3,000	$ 2.4
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		12,700			7,510
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt		0			0
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		2,750			0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)		$ 9,950			$ 7,510